Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Barclays PLC
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2026
Entity Central Index Key	0000312069
Current Fiscal Year End Date	--12-31